Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Schedule of company's charter revenues	Charterer 2023 2022 2021 Cargill International SA 13% 19% 10% Koch Shipping PTE LTD. Singapore * 15% * *Less than 10%
Schedule of other fair value measurements

Description (in thousands of US Dollars)
December 31,
2022
Quoted Prices
in Active
Markets
(Level 1)
Non-recurring fair value measurements
Long-lived assets held for use $ 67,909 $ 67,909
Total

non-recurring fair value measurements
67,909 67,909
December 31,
2023
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities $ 20,729 20,729 $ $
Investments in related party 8,315 8,138 177
Interest rate swap, asset 129 129
Total

recurring fair value measurements
$ 29,173 $ 28,867 $ 129 $ 177
Non-recurring fair value measurements
Equity method investments $ 4,519 $ $ 4,519 $
Long-lived assets held for use 7,809 7,809 -
Total

non-recurring fair value measurements
$ 12,328 $ 7,809 $ 4,519 -
Liabilities
Recurring fair value measurements
Interest rate swap, liability 568 568
Warrant liability 6,332 6,332
Total

recurring fair value measurements
6,900 6,332 568 -